Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

12. Revenue

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Borden	636	520	63	954
Canadian Malartic	1,855	709	195	1,132
Côté Gold	1,145	—	—	—
Cozamin	1,159	438	—	—
Vareš	893	—	—	—
Borborema	2,459	74	—	—
Jerritt Canyon	11	201	148	808
Others	1,945	1,106	176	1,050
	10,103	3,048	582	3,944

12. Revenue (continued)

For the year ended December 31, 2024, others consist of land agreement proceeds not credited against other mineral interests of $1,422, and advance mineral royalty payment received of $523.

For the year ended December 31, 2023, and three months ended December 31, 2022, others consist of royalty income from the Isabella Pearl Mine, advance mineral royalty of $572 and $48, respectively, and land agreement proceeds not credited against other mineral interests of $438 and $99, respectively.

For the year ended September 30, 2022, others consist of royalty income from the Isabella Pearl Mine, advance mineral royalty payment of $386 and land agreement proceeds not credited against other mineral interests of $450